Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($) vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 828,873
Remainder of 2018	55,448
2019	$ 773,425
Newbuildings
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels | vessel	2
Debt facility used to finance a portion of estimated fully built-up cost	$ 119,000
Number of vessels with secured financing | vessel	1
Consolidated LNG carrier newbuildings
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 250,062
Remainder of 2018	2,346
2019	247,716
Equity-accounted joint ventures
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	578,811
Remainder of 2018	53,102
2019	525,709
Debt facility used to finance a portion of estimated fully built-up cost	$ 519,000